INCOME TAXES - DEFERRED INCOME TAX ASSETS AND LIABILITIES (DETAILS) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
DEFERRED TAX ASSETS
Pension and postretirement benefits	$ 1,406	$ 1,717
Stock-based compensation	1,284	1,257
Loss and other carryforwards	874	595
Goodwill and other intangible assets	298	312
Accrued marketing and promotion	217	216
Fixed assets	111	102
Unrealized loss on financial and foreign exchange transactions	770	88
Accrued interest and taxes	28	88
Inventory	52	35
Other	834	773
Valuation allowances	(293)	(120)
TOTAL	5,581	5,063
DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	12,206	11,760
Fixed assets	1,742	1,642
Other	211	269
TOTAL	$ 14,159	$ 13,671